Omnibus Incentive Compensation Plan	6 Months Ended
Jun. 30, 2018
Omnibus Incentive Compensation Plan [Abstract]
Omnibus Incentive Compensation Plan

9. Omnibus Incentive Compensation Plan

As of June 30, 2018 the unvested units accrued $514 of distributions.

The following table contains details of the plan:

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2018	170,002	$939	375,000	$2,598
Vested	-	-	-	-

Unvested on June 30, 2018	170,002	$939	375,000	$2,598

For the six-month periods ended June 30, 2018 and 2017 the equity compensation expense that has been charged in the unaudited condensed consolidated statements of comprehensive income was $217 for each period for the employee awards and $249 and $361 for the non-employee awards, respectively. This expense has been included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

As of June 30, 2018 the total unrecognized compensation cost related to non-vested awards is $462 and is expected to be recognized over a weighted average period of 0.5 year. The Partnership uses the straight-line method to recognize the cost of the awards.